Subsequent Events (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands	1 Months Ended
	Jul. 25, 2019 ILS (₪)	Jul. 17, 2019 ILS (₪) ₪ / shares shares	Jul. 31, 2019 EUR (€)
Ludan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition price | €			€ 3,000
Percentage of companies that own anaerobic digestion plans in Goor and Oude-Tonge			49.00%
Israeli classified investors via private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		800,000
Shares issued price per share | ₪ / shares		₪ 39.20
Number of shares issued, value		₪ 31,300
Unsecured non-convertible Series C Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan	₪ 89,065
Interest rate	3.30%
Proceeds from public offering	₪ 89,100
Offering expenses and commissions	₪ 1,600